Fair Value Financial Assets Liabilities (Details) $ in Millions		12 Months Ended
		Dec. 31, 2015 USD ($) $ / MWh		Dec. 31, 2014 USD ($) $ / MWh		Dec. 31, 2013 USD ($)
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	$ 176.4		$ 162.5
Other Temporary Investments		386.8		385.6
Risk Management Assets
Risk Management Assets		456.2		472.1
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		2,106.4		2,095.7
Total Assets		3,125.8		3,115.9
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		266.2		222.5
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		150.8		117.9		$ 85.4
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[2],[3]	13.5		90.0		(9.2)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[2]	53.7		0.7		37.5
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		(4.9)		5.7		(2.5)
Purchases, Issuances and Settlements	[4]	(63.0)		(108.7)		(15.8)
Transfers into Level 3	[5],[6]	28.7		(7.6)		19.0
Transfers out of Level 3	[6],[7]	(18.9)		(21.5)		(3.6)
Transfer of OPCo Generation to Parent						0.0
Changes in Fair Value Allocated to Regulated Jurisdiction	[8]	(13.0)		74.3		7.1
Ending Balance		$ 146.9		$ 150.8		117.9
Level 3 Quantitative Information [Abstract]
Counterparty Credit Risk	[9]	6.70%		3.03%
Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	$ 3.9		$ 17.2
Other Temporary Investments		345.8		339.7
Risk Management Assets
Risk Management Assets		11.5		37.7
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,287.4		1,131.8
Total Assets		1,648.6		1,526.4
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		24.1		65.3
Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	4.3		0.9
Other Temporary Investments		7.7		9.1
Risk Management Assets
Risk Management Assets		510.9		560.9
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		811.2		953.3
Total Assets		1,334.1		1,524.2
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		493.8		466.3
Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	0.0		0.0
Other Temporary Investments		0.0		0.0
Risk Management Assets
Risk Management Assets		220.7		190.3
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Total Assets		220.7		190.3
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		73.8		39.5
Other [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	168.2		144.4
Other Temporary Investments		33.3		36.8
Risk Management Assets
Risk Management Assets		(286.9)		(316.8)
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		7.8		10.6
Total Assets		(77.6)		(125.0)
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		(325.5)		(348.6)
2015 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities				(18.0)
2015 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities				31.0
2015 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities				50.0
2016 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities		(9.0)
2016 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities		2.0
2016 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities		28.0
2016 - 2018 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities				(10.0)
2016 - 2018 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities				52.0
2016 - 2018 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities				29.0
2017 - 2019 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities		(4.0)
2017 - 2019 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities		18.0
2017 - 2019 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities		29.0
2019 - 2020 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities				12.0
2019 - 2020 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities				9.0
2020 - 2021 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities		4.0
2020 - 2021 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities		19.0
2021 - 2030 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities				1.0
2021 - 2030 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities				66.0
2022 - 2032 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities		76.0
Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[10]	438.5	[11]	452.7	[12]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10]	236.6	[11]	198.4	[12]
Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[10]	11.5	[11]	37.7	[12]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10]	24.1	[11]	65.3	[12]
Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[10]	495.0	[11]	528.4	[12]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10]	471.5	[11]	431.9	[12]
Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[10]	219.7	[11]	190.3	[12]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10]	67.3	[11]	36.7	[12]
Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[10]	(287.7)	[11]	(303.7)	[12]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10]	(326.3)	[11]	(335.5)	[12]
Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		212.3		157.3
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		$ 70.3		$ 37.0
Level 3 Quantitative Information [Abstract]
Forward Price Range Low | $ / MWh	[13]	9.69		11.37
Forward Price Range High | $ / MWh	[13]	165.36		159.92
Weighted Average Market Price | $ / MWh	[13]	36.35		57.18
FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		$ 8.4		$ 33.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		$ 3.5		$ 2.5
Level 3 Quantitative Information [Abstract]
Forward Price Range Low | $ / MWh	[13]	(6.99)		(14.63)
Forward Price Range High | $ / MWh	[13]	10.34		20.02
Weighted Average Market Price | $ / MWh	[13]	1.10		0.96
Commodity [Member]
Risk Management Assets
Risk Management Assets	[10]	$ 17.6		$ 16.8
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10]	26.1		14.3
Commodity [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[10]	0.0		0.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10]	0.0		0.0
Commodity [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[10]	15.9		31.9
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10]	18.9		26.6
Commodity [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[10]	1.0		0.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10]	6.5		2.8
Commodity [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[10]	0.7		(15.1)
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10]	0.7		(15.1)
Interest Rate Foreign Currency Hedges [Member]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		0.4		1.0
Interest Rate Foreign Currency Hedges [Member] | Level 1 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		0.0		0.0
Interest Rate Foreign Currency Hedges [Member] | Level 2 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		0.4		1.0
Interest Rate Foreign Currency Hedges [Member] | Level 3 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		0.0		0.0
Interest Rate Foreign Currency Hedges [Member] | Other [Member]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		0.0		0.0
Fair Value Hedging [Member]
Risk Management Assets
Risk Management Assets		0.1		2.6
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		3.1		8.8
Fair Value Hedging [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets		0.0		0.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		0.0		0.0
Fair Value Hedging [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets		0.0		0.6
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		3.0		6.8
Fair Value Hedging [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		0.0		0.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		0.0		0.0
Fair Value Hedging [Member] | Other [Member]
Risk Management Assets
Risk Management Assets		0.1		2.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		0.1		2.0
Appalachian Power Co [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	14.9		15.6
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		30.6		44.3
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		15.8	[14]	10.6		11.0
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[2],[3]	2.1	[14]	29.7		(3.6)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[2]	0.0	[14]	0.0		0.0
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		0.0	[14]	0.0		0.0
Purchases, Issuances and Settlements	[4]	(17.2)	[14]	(32.6)		0.5
Transfers into Level 3	[5],[6]	0.0	[14]	(3.6)		1.3
Transfers out of Level 3	[6],[7]	1.2	[14]	0.0		(0.9)
Transfer of OPCo Generation to Parent						0.0
Changes in Fair Value Allocated to Regulated Jurisdiction	[8]	9.8	[14]	11.7		2.3
Ending Balance		11.7	[14]	15.8	[14]	10.6
Appalachian Power Co [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	14.8		15.6
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		15.0		15.8
Appalachian Power Co [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	0.0		0.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		13.9		20.2
Appalachian Power Co [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	0.0		0.0
Risk Management Assets
Risk Management Assets		12.2		17.7
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		12.2		17.7
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		0.5		1.9
Appalachian Power Co [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	0.1		0.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		(10.5)		(9.4)
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	15.7		28.7
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	4.9		13.1
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	0.2		0.2
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	0.2		0.2
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	13.9		20.2
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	17.8		20.4
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	12.2		17.7
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	0.5		1.9
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	(10.6)		(9.4)
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	(13.6)		(9.4)
Appalachian Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		7.9		5.8
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		$ 0.2		$ 1.8
Level 3 Quantitative Information [Abstract]
Forward Price Range Low | $ / MWh	[13]	12.61		13.43
Forward Price Range High | $ / MWh	[13]	47.24		123.02
Weighted Average Market Price | $ / MWh	[13]	32.38		52.47
Appalachian Power Co [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		$ 4.3		$ 11.9
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		$ 0.3		$ 0.1
Level 3 Quantitative Information [Abstract]
Forward Price Range Low | $ / MWh	[13]	(6.96)		(14.63)
Forward Price Range High | $ / MWh	[13]	8.43		20.02
Weighted Average Market Price | $ / MWh	[13]	1.34		1.01
Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		$ 2,106.4		$ 2,095.7
Total Assets		2,118.7		2,121.3
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		14.7	[14]	7.2		7.5
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[2],[3]	0.2	[14]	18.6		(2.4)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[2]	0.0	[14]	0.0		0.0
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		0.0	[14]	0.0		0.0
Purchases, Issuances and Settlements	[4]	(14.2)	[14]	(20.6)		0.4
Transfers into Level 3	[5],[6]	0.0	[14]	(2.5)		0.9
Transfers out of Level 3	[6],[7]	0.8	[14]	0.0		(0.6)
Transfer of OPCo Generation to Parent						0.0
Changes in Fair Value Allocated to Regulated Jurisdiction	[8]	2.8	[14]	12.0		1.4
Ending Balance		4.3	[14]	14.7	[14]	7.2
Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,287.4		1,131.8
Total Assets		1,287.5		1,131.9
Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		811.2		953.3
Total Assets		828.2		969.2
Indiana Michigan Power Co [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		6.3		16.0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Total Assets		6.3		16.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		2.0		1.3
Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		7.8		10.6
Total Assets		(3.3)		4.2
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	12.3		25.6
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	7.9		6.6
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	0.1		0.1
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	0.1		0.2
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	17.0		15.9
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	17.5		11.4
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	6.3		16.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	2.0		1.3
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	(11.1)		(6.4)
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	(11.7)		(6.3)
Indiana Michigan Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		6.0		6.4
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		$ 0.2		$ 1.2
Level 3 Quantitative Information [Abstract]
Forward Price Range Low | $ / MWh	[13]	12.61		13.43
Forward Price Range High | $ / MWh	[13]	47.24		123.02
Weighted Average Market Price | $ / MWh	[13]	32.38		52.47
Indiana Michigan Power Co [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		$ 0.3		$ 9.6
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		$ 1.8		$ 0.1
Level 3 Quantitative Information [Abstract]
Forward Price Range Low | $ / MWh	[13]	(6.96)		(14.63)
Forward Price Range High | $ / MWh	[13]	8.43		20.02
Weighted Average Market Price | $ / MWh	[13]	1.34		1.01
Ohio Power Co [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	$ 27.7		$ 28.7
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		46.9		81.0
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		48.4		2.9		15.4
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[2],[3]	0.5		30.8		(5.0)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[2]	0.0		0.0		0.3
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		0.0		0.0		0.0
Purchases, Issuances and Settlements	[4]	(6.7)		(33.7)		0.8
Transfers into Level 3	[5],[6]	0.0		0.0		1.9
Transfers out of Level 3	[6],[7]	0.0		0.0		(1.3)
Transfer of OPCo Generation to Parent						(12.1)
Changes in Fair Value Allocated to Regulated Jurisdiction	[8]	(26.3)		48.4		2.9
Ending Balance		15.9		48.4		2.9
Ohio Power Co [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	0.0		0.4
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		0.0		0.4
Ohio Power Co [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	0.0		0.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		0.0		0.0
Ohio Power Co [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	0.0		0.0
Risk Management Assets
Risk Management Assets				52.3
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		16.0		52.3
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities				3.9
Ohio Power Co [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	27.7		28.3
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		30.9		28.3
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	19.2		52.3
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	3.6		4.9
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	0.0		0.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	0.0		0.0
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	0.0		0.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	0.8		1.1
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	16.0		52.3
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	0.1		3.9
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	3.2		0.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	2.7		(0.1)
Ohio Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		16.0		45.1
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		$ 0.1		$ 3.9
Level 3 Quantitative Information [Abstract]
Forward Price Range Low | $ / MWh	[13]	41.61		48.25
Forward Price Range High | $ / MWh	[13]	165.36		159.92
Weighted Average Market Price | $ / MWh	[13]	86.84		84.04
Ohio Power Co [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets				$ 7.2
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities				$ 0.0
Level 3 Quantitative Information [Abstract]
Forward Price Range Low | $ / MWh	[13]			(14.63)
Forward Price Range High | $ / MWh	[13]			20.02
Weighted Average Market Price | $ / MWh	[13]			1.01
Public Service Co Of Oklahoma [Member]
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		$ (0.3)		$ 0.0		0.0
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[2],[3]	(0.2)		0.0		0.0
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[2]	0.0		0.0		0.0
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		0.0		0.0		0.0
Purchases, Issuances and Settlements	[4]	0.6		0.0		0.0
Transfers into Level 3	[5],[6]	0.0		0.0		0.0
Transfers out of Level 3	[6],[7]	0.0		0.0		0.0
Transfer of OPCo Generation to Parent						0.0
Changes in Fair Value Allocated to Regulated Jurisdiction	[8]	0.5		(0.3)		0.0
Ending Balance		0.6		(0.3)		0.0
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	0.6		0.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	0.2		0.9
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	0.0		0.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	0.0		0.0
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	0.0		0.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	0.5		0.6
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	0.7		0.4
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	0.1		0.7
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	(0.1)		(0.4)
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	(0.4)		(0.4)
Public Service Co Of Oklahoma [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		0.7		0.4
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		$ 0.1		$ 0.7
Level 3 Quantitative Information [Abstract]
Forward Price Range Low | $ / MWh	[13]	(6.96)		(14.63)
Forward Price Range High | $ / MWh	[13]	8.43		20.02
Weighted Average Market Price | $ / MWh	[13]	1.34		1.01
Southwestern Electric Power Co [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	$ 5.2		$ 14.4
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		6.0		14.4
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		(0.5)		0.0		0.0
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[2],[3]	9.2		0.0		0.0
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[2]	0.0		0.0		0.0
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		0.0		0.0		0.0
Purchases, Issuances and Settlements	[4]	(8.7)		0.0		0.0
Transfers into Level 3	[5],[6]	0.0		0.0		0.0
Transfers out of Level 3	[6],[7]	0.0		0.0		0.0
Transfer of OPCo Generation to Parent						0.0
Changes in Fair Value Allocated to Regulated Jurisdiction	[8]	0.8		(0.5)		0.0
Ending Balance		0.8		(0.5)		$ 0.0
Southwestern Electric Power Co [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	3.6		12.7
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		3.6		12.7
Southwestern Electric Power Co [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	0.0		0.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		0.0		0.0
Southwestern Electric Power Co [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	0.0		0.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		0.9		0.4
Southwestern Electric Power Co [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	1.6		1.7
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		1.5		1.3
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	0.8		0.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	5.2		1.1
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	0.0		0.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	0.0		0.0
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	0.0		0.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	5.5		0.7
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	0.9		0.4
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	0.1		0.9
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[10],[15]	(0.1)		(0.4)
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[10],[15]	(0.4)		(0.5)
Southwestern Electric Power Co [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		0.9		0.4
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		$ 0.1		$ 0.9
Level 3 Quantitative Information [Abstract]
Forward Price Range Low | $ / MWh	[13]	(6.96)		(14.63)
Forward Price Range High | $ / MWh	[13]	8.43		20.02
Weighted Average Market Price | $ / MWh	[13]	1.34		1.01
Cash [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[1],[16]	$ 271.0		$ 279.7
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	168.3		20.0
Cash [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[1]	230.0		233.8
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	160.5		9.4
Cash [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[1]	7.7		9.1
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	0.0		0.0
Cash [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[1]	0.0		0.0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	0.0		0.0
Cash [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[1]	33.3		36.8
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	7.8		10.6
Cash [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	168.3		20.0
Cash [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	160.5		9.4
Cash [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	0.0		0.0
Cash [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	0.0		0.0
Cash [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	7.8		10.6
Fixed Income Funds [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		811.2		953.3
Fixed Income Funds [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Fixed Income Funds [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		811.2		953.3
Fixed Income Funds [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Fixed Income Funds [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		811.2		953.3
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		811.2		953.3
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Mutual Funds Fixed Income [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments		90.4		80.5
Mutual Funds Fixed Income [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments		90.4		80.5
Mutual Funds Fixed Income [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments		0.0		0.0
Mutual Funds Fixed Income [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments		0.0		0.0
Mutual Funds Fixed Income [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments		0.0		0.0
Domestic [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	1,126.9		1,122.4
Domestic [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	1,126.9		1,122.4
Domestic [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	0.0		0.0
Domestic [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	0.0		0.0
Domestic [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	0.0		0.0
Domestic [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	1,126.9		1,122.4
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	1,126.9		1,122.4
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	0.0		0.0
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	0.0		0.0
Domestic [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[18]	0.0		0.0
Mutual Funds Equity [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[18]	25.4		25.4
Mutual Funds Equity [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[18]	25.4		25.4
Mutual Funds Equity [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[18]	0.0		0.0
Mutual Funds Equity [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[18]	0.0		0.0
Mutual Funds Equity [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[18]	0.0		0.0
Cash and Cash Equivalents [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		168.3		20.0
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		168.3		20.0
US Government Agencies Debt Securities [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		731.1		697.0
US Government Agencies Debt Securities [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
US Government Agencies Debt Securities [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		731.1		697.0
US Government Agencies Debt Securities [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
US Government Agencies Debt Securities [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		731.1		697.0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		731.1		697.0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt Securities [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		57.9		47.8
Corporate Debt Securities [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt Securities [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		57.9		47.8
Corporate Debt Securities [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt Securities [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		57.9		47.8
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		57.9		47.8
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		22.2		208.5
State and Local Jurisdiction [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		22.2		208.5
State and Local Jurisdiction [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		22.2		208.5
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		22.2		208.5
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		$ 0.0		$ 0.0

[1]	Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 and Level 2 amounts primarily represent investment in money market funds.
[2]	Included in revenues on the statements of income.
[3]	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.
[4]	Represents the settlement of risk management commodity contracts for the reporting period.
[5]	Represents existing assets or liabilities that were previously categorized as Level 2.
[6]	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.
[7]	Represents existing assets or liabilities that were previously categorized as Level 3.
[8]	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.
[9]	Represents average price of credit default swaps used to calculate counterparty credit risk, reported in basis points.
[10]	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”
[11]	The December 31, 2015 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(9) million in 2016 and $(4) million in periods 2017-2019; Level 2 matures $2 million in 2016, $18 million in periods 2017-2019 and $4 million in periods 2020-2021; Level 3 matures $28 million in 2016, $29 million in periods 2017-2019, $19 million in periods 2020-2021 and $76 million in periods 2022-2032. Risk management commodity contracts are substantially comprised of power contracts.
[12]	The December 31, 2014 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(18) million in 2015 and $(10) million in periods 2016-2018; Level 2 matures $31 million in 2015, $52 million in periods 2016-2018, $12 million in periods 2019-2020 and $1 million in periods 2021-2030; Level 3 matures $50 million in 2015, $29 million in periods 2016-2018, $9 million in periods 2019-2020 and $66 million in periods 2021-2030. Risk management commodity contracts are substantially comprised of power contracts.
[13]	Represents market prices in dollars per MWh.
[14]	Includes both affiliated and nonaffiliated transactions.
[15]	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.
[16]	Primarily represents amounts held for the repayment of debt.
[17]	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.
[18]	Amounts represent publicly traded equity securities and equity-based mutual funds.